Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period			€ 79.4
Release of indemnified provision	€ 0.0	€ 0.0	(44.0)	€ 0.0
Indemnification assets, end of the period	35.4		35.4
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period			73.8
Indemnification assets, end of the period	29.8		29.8
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period			0.5
Indemnification assets, end of the period	€ 0.5		€ 0.5